Accounts and Notes Receivable - Table Text Blocks (Tables)	12 Months Ended
Dec. 26, 2020
Receivables [Abstract]
Schedule of activity related to notes receivable
Current and non-current receivables, as of December 26, 2020 and December 28, 2019 are presented in the consolidated balance sheets as follows:

(In thousands)	12/26/2020	12/28/2019
Accounts receivable, net	$38,444	$21,077
Notes receivable, net	15,440	2,250
Interest receivable, net	84	234
Income tax receivable	13,650	2,104
Allowance for doubtful accounts	(283)	—
Current receivables, net	67,335	25,665
Notes receivable - non-current, net	12,800	12,750
Allowance for doubtful accounts - non-current	—	—
Non-current receivables, net	12,800	12,750
Total receivables	$80,135	$38,415

Schedule of activity in the allowance for doubtful accounts
Activity in the allowance for doubtful accounts for the year ended December 26, 2020 and the Transition Period was as follows:

(In thousands)	12/26/2020	12/28/2019
Balance at beginning of year	$—	$—
Provision for doubtful accounts	283	—
Balance at end of year	$283	$—

Schedule of aging of accounts and notes receivable
Analysis of Past Due Receivables

The breakdown of accounts and notes receivable past due at December 26, 2020 and December 28, 2019 was as follows:

	12/26/2020
(In thousands)	Past due	Current	Interest receivable, net	Total receivables
Accounts receivable, net	$505	$37,939	$—	$38,444
Notes and interest receivable, net	—	28,240	84	28,324
Total accounts, notes, and interest receivable, net	$505	$66,179	$84	$66,768

	12/28/2019
(In thousands)	Past due	Current	Interest receivable, net	Total receivables
Accounts receivable, net	$4,393	$16,683	$—	$21,076
Notes and interest receivable, net	—	15,000	234	15,234
Total accounts, notes, and interest receivable, net	$4,393	$31,683	$234	$36,310